Summary of Significant Accounting Policies (Details)		12 Months Ended
	Jul. 11, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 29, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Summary of Significant Accounting Policies [Line Items]
Impairment (in Dollars)
ROU assets (in Dollars)			70,735
Operating lease liabilities (in Dollars)			70,735
Employee benefit plan expenses (in Dollars)		$ 13,700	$ 13,636	$ 7,863
Dilutive shares (in Shares) | shares
Share split shares (in Shares) | shares	11,250,000
Shares issued (in Shares) | shares			12,687,500			1
Number of shares outstanding (in Shares) | shares			12,687,500
Par value (in Dollars per share) | $ / shares
Deposited with financial institutions (in Dollars)		$ 1,086,156	$ 4,792,421
Allowance for expected credit loss (in Dollars)			5,740,368
Allowance for expected credit loss (in Dollars)		1,073,897
Gross accounts receivable (in Dollars)		5,399,999	13,460,734
Allowance for expected credit loss (in Dollars)			5,740,368
Net accounts receivable (in Dollars)		5,399,999	$ 7,720,366
Accounting Standards Update 2025-05 [Member]
Summary of Significant Accounting Policies [Line Items]
Gross accounts receivable (in Dollars)		5,399,999
Allowance for expected credit loss (in Dollars)		$ 0
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		16.70%	23.60%	20.30%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		22.50%	49.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		10.60%		10.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		13.60%	11.60%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		11.90%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		11.30%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		10.10%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares) | shares				11,250,000			11,250,000
Number of shares outstanding (in Shares) | shares				11,250,000			11,250,000
Par value (in Dollars per share) | $ / shares
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		25.00%	38.50%	42.20%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		73.60%	26.70%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		24.80%	15.60%	13.90%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		15.20%	26.10%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		16.60%	12.30%	10.30%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			15.70%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.30%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			13.60%
Supplier Five [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.80%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Par value (in Dollars per share) | $ / shares
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured		$ 102,564			$ 800,000
Maximum [Member] | Accounting Standards Update 2025-05 [Member]
Summary of Significant Accounting Policies [Line Items]
Gross accounts receivable (in Dollars)			$ 13,460,734
Maximum [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares) | shares		11,250,000			11,250,000
Number of shares outstanding (in Shares) | shares		11,250,000			11,250,000
Maximum [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured		$ 102,564			$ 800,000
Minimum [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares) | shares		1			1
Number of shares outstanding (in Shares) | shares		1			1